Segment Information - Summary of Reportable Segments (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Disclosure of reportable segments [line items]
Net sales	kr 236,681		kr 247,880		kr 263,351
Gross income	112,668		109,365		101,602
Earnings (loss) before financial items and income tax (EBIT)	38,634		4,313		(20,326)
Financial income and expenses, net	(332)		1,724		(2,993)
Income (loss) after financial items	38,302		2,589		(23,319)
Income tax	(9,588)		(2,215)		(2,785)
Net Income (Loss)	28,714		374		(26,104)
Other segment items
Share in earnings of associated companies	54		(246)		124
Restructuring charges	(2,337)		(5,012)		(6,521)
Networks [member]
Disclosure of reportable segments [line items]
Net sales	151,014		158,207		171,442
Cloud Software and Services [Member]
Disclosure of reportable segments [line items]
Net sales	62,715		62,635		63,630
Enterprise [Member]
Disclosure of reportable segments [line items]
Net sales	21,117		24,863		25,745
Segment information [member]
Disclosure of reportable segments [line items]
Net sales	236,681		247,880		263,351
Gross income	kr 112,668		kr 109,365		kr 101,602
Gross margin	47.60%		44.10%		38.60%
Earnings (loss) before financial items and income tax (EBIT)	kr 38,634		kr 4,313	[1],[2]	kr (20,326)	[3]
EBIT margin	16.30%		1.70%		(7.70%)
Financial income and expenses, net	kr (332)		kr (1,724)		kr (2,993)
Income (loss) after financial items	38,302		2,589		(23,319)
Income tax	(9,588)		(2,215)		(2,785)
Net Income (Loss)	28,714		374		(26,104)
Other segment items
Share in earnings of associated companies	54		(246)		124
Amortizations	(3,611)		(3,980)		(4,458)
Depreciations	(5,298)		(6,040)		(6,699)
Impairment losses	(332)		(15,714)	[1]	(32,732)	[3]
Restructuring charges	(2,337)		(5,012)		(6,521)
Gains/losses on investments and sale of operations	7,886	[4]	(145)		(285)
Segment information [member] | Networks [member]
Disclosure of reportable segments [line items]
Net sales	151,014		158,207		171,442
Gross income	kr 75,103		kr 73,648		kr 67,959
Gross margin	49.70%		46.60%		39.60%
Earnings (loss) before financial items and income tax (EBIT)	kr 29,809		kr 25,665	[1],[2]	kr 19,382	[3]
EBIT margin	19.70%		16.20%		11.30%
Other segment items
Share in earnings of associated companies	kr 131		kr 94		kr 83
Amortizations	1,865		(1,288)		(1,013)
Depreciations	3,835		(4,187)		(4,460)
Impairment losses	180		(305)	[1]	(527)	[3]
Restructuring charges	1,006		(1,899)		(4,437)
Gains/losses on investments and sale of operations	266	[4]	(7)		(24)
Segment information [member] | Cloud Software and Services [Member]
Disclosure of reportable segments [line items]
Net sales	62,715		62,635		63,630
Gross income	kr 26,132		kr 23,021		kr 22,088
Gross margin	41.70%		36.80%		34.70%
Earnings (loss) before financial items and income tax (EBIT)	kr 5,996		kr (435)	[1],[2]	kr (220)	[3]
EBIT margin	9.60%		(0.70%)		(0.30%)
Other segment items
Share in earnings of associated companies	kr 9		kr 2		kr 41
Amortizations	19		(30)		(43)
Depreciations	1,212		(1,381)		(1,470)
Impairment losses	58		(87)	[1]	(176)	[3]
Restructuring charges	1,154		(2,434)		(1,924)
Gains/losses on investments and sale of operations	(20)	[4]	10		(39)
Segment information [member] | Enterprise [Member]
Disclosure of reportable segments [line items]
Net sales	21,117		24,863		25,745
Gross income	kr 11,378		kr 12,788		kr 12,016
Gross margin	53.90%		51.40%		46.70%
Earnings (loss) before financial items and income tax (EBIT)	kr 3,239		kr (22,083)	[1],[2]	kr (38,336)	[3]
EBIT margin	15.30%		(88.80%)		(148.90%)
Other segment items
Share in earnings of associated companies	kr (93)		kr 0		kr 0
Amortizations	1,726		(2,661)		(3,401)
Depreciations	208		(274)		(274)
Impairment losses	91		(15,308)	[1]	(31,952)	[3]
Restructuring charges	138		(511)		(173)
Gains/losses on investments and sale of operations	7,907	[4]	(165)		(16)
Segment information [member] | Others [Member]
Disclosure of reportable segments [line items]
Net sales	1,835		2,175		2,534
Gross income	kr 55		kr (92)		kr (461)
Gross margin	3.00%		4.20%		18.20%
Earnings (loss) before financial items and income tax (EBIT)	kr (410)		kr 1,166	[1],[2]	kr (1,152)	[3]
EBIT margin	(22.30%)		53.60%		(45.50%)
Other segment items
Share in earnings of associated companies	kr 7		kr (342)		kr 0
Amortizations	1		(1)		(1)
Depreciations	43		(198)		(495)
Impairment losses	3		(14)	[1]	(77)	[3]
Restructuring charges	39		(168)		13
Gains/losses on investments and sale of operations	kr (267)	[4]	kr 17		kr (206)

[1]	Segment Enterprise includes impairment of goodwill and intangible assets of SEK –15.3 billion, mainly related to the acquisition of Vonage in 2022. For more information, see note C1 ”Intangible assets”
[2]	Segment Other includes a gain of SEK 1.9 billion from the resolution of a commercial dispute, see note B4 ”Other operating income and expenses.”
[3]	Segment Enterprise includes impairment of goodwill of SEK –31.9 billion related to the acquisition of Vonage. For more information, see note C1 ”Intangible assets”.
[4]	Segment Enterprise includes a gain of SEK 7.6 billion due to the divestment of iconectiv. For more information, see note B4 ”Other operating income and expenses.